INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets
Federal R&D credit	$ 2,285,000	$ 2,285,000
Inventory	399,000	75,000
Allowance for bad debt	33,000	11,000
Compensation Related	68,000	113,000
Other Accruals	9,000	184,000
State NOL	5,094,000	4,540,000
Federal NOL	47,831,000	42,658,000
Property & Equipment	157,000	187,000
Stock Options	7,371,000	7,172,000
Valuation Allowance	(59,023,000)	(51,359,000)
Total Deferred Tax Assets	4,224,000	5,866,000
Deferred Tax Liabilities
Intangibles	(4,224,000)	(5,866,000)
Total Deferred Tax Liabilities	(4,224,000)	(5,866,000)
Net Deferred Tax Asset/(Liability)	$ 0	$ 0